                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Blake Murphy
Title:   Chief Operating Officer
Phone:   (416) 363-5854  x222

Signature, Place, and Date of Signing:

    /s/ Blake Murphy            Toronto, Ontario                January 29, 2013
------------------------   ---------------------------     ---------------------
     [Signature]                 [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  98

Form 13F Information Table Value Total:   $  4,956,554.36 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number       Name
1       28-11838                   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

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

                                               FORM 13F INFORMATION TABLE

                                                            SHRS OR    SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS CUSIP     VALUE         PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
--------------       -------------- -----     -----        ----------- --- ---- ---------- -------- ---------- ------ ----------
3M COMPANY           COMMON         88579Y101    56,641.29     610,030          DEFINED                                 610,030
3M COMPANY           COMMON         88579Y101   155,932.29   1,679,400          SOLE                 1,435,300          244,100
ALTERA CORP          COMMON         021441100     4,453.51     129,500          DEFINED                                 129,500
ALTERA CORP          COMMON         021441100    16,992.10     494,100          SOLE                   421,200           72,900
AMERICAN EXPRESS CO  COMMON         025816109     5,995.16     104,300          DEFINED                                 104,300
AMERICAN EXPRESS CO  COMMON         025816109    21,526.26     374,500          SOLE                   319,200           55,300
APACHE CORP          COMMON         037411105    47,240.59     601,791          DEFINED                                 601,791
APACHE CORP          COMMON         037411105    97,590.42   1,243,190          SOLE                 1,071,690          171,500
AUSTRAL&NEW ZEAL     BKG SP ADR
BKG                  (1 ORD)        052528304     9,150.87     347,150          SOLE                   347,150              --
BEAM INC             COMMON STOCK   073730103     5,971.55      97,750          DEFINED                                  97,750
BEAM INC             COMMON STOCK   073730103     2,095.39      34,300          SOLE                    34,300              --
BECTON DICKINSON     COMMON         075887109    33,703.02     431,040          DEFINED                                 431,040
BECTON DICKINSON     COMMON         075887109    83,811.86   1,071,900          SOLE                   966,800          105,100
BEMIS INC            COMMON         081437105    28,870.73     862,843          DEFINED                                 862,843
BEMIS INC            COMMON         081437105    62,740.18   1,875,080          SOLE                 1,616,980          258,100
BERKSHIRE HATHAWAY   CLASS B        084670702    45,664.92     509,085          DEFINED                                 509,085
BERKSHIRE HATHAWAY   CLASS B        084670702   108,919.12   1,214,260          SOLE                 1,042,020          172,240
BROWN FORMAN CORP    CLASS B        115637209     1,245.14      19,686          DEFINED                                  19,686
BROWN FORMAN CORP    CLASS B        115637209       500.50       7,913          SOLE                     7,913              --
CARNIVAL CORP        COMMON         143658300    41,952.55   1,140,945          DEFINED                               1,140,945
CARNIVAL CORP        COMMON         143658300   111,539.37   3,033,434          SOLE                 2,592,428          441,006
COCA-COLA CO         COMMON         191216100    40,919.00   1,128,800          DEFINED                               1,128,800
COCA-COLA CO         COMMON         191216100    88,460.88   2,440,300          SOLE                 2,104,300          336,000
CRANE CO             COMMON         224399105     2,651.84      57,300          DEFINED                                  57,300
CRANE CO             COMMON         224399105    13,817.63     298,566          SOLE                   251,356           47,210
CULLEN FROST BANKERS COMMON         229899109     9,117.36     168,000          DEFINED                                 168,000
CULLEN FROST BANKERS COMMON         229899109    27,075.30     498,900          SOLE                   426,700           72,200
DENBURY RES INC      COMMON         247916208    12,403.53     765,650          DEFINED                                 765,650
DENBURY RES INC      COMMON         247916208    30,890.16   1,906,800          SOLE                 1,638,500          268,300
DENTSPLY INTL INC    COMMON         249030107     6,361.37     160,600          DEFINED                                 160,600
DENTSPLY INTL INC    COMMON         249030107    22,169.28     559,689          SOLE                   476,889           82,800
EMERSON ELEC CO      COMMON         291011104     2,144.88      40,500          DEFINED                                  40,500
EMERSON ELEC CO      COMMON         291011104    14,267.42     269,400          SOLE                   228,100           41,300
GANNETT INC          COMMON         364730101    36,609.83   2,032,750          DEFINED                               2,032,750
GANNETT INC          COMMON         364730101    66,604.76   3,698,210          SOLE                 3,211,620          486,590
GENERAL DYNAMICS     COMMON         369550108     9,192.13     132,700          DEFINED                                 132,700
GENERAL DYNAMICS     COMMON         369550108    22,796.76     329,100          SOLE                   295,000           34,100
GENTEX CORP          COMMON         371901109     4,484.42     237,900           DEFINED                                237,900

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

                                              FORM 13F INFORMATION TABLE
                                                            SHRS OR    SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS CUSIP     VALUE         PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
--------------       -------------- -----     -----        ----------- --- ---- ---------- -------- ---------- ------ ----------
GENTEX CORP          COMMON         371901109    15,845.31     840,600          SOLE                   717,400          123,200
GOOGLE INC           CLASS A        38259P508    13,429.61      18,985          DEFINED                                  18,985
GOOGLE INC           CLASS A        38259P508    34,385.03      48,609          SOLE                    41,286            7,323
GRANITE CONSTR INC   COMMON         387328107     9,090.85     270,400          DEFINED                                 270,400
GRANITE CONSTR INC   COMMON         387328107    17,065.51     507,600          SOLE                   438,700           68,900
HEARTLAND EXPRESS IN COMMON         422347104     9,446.63     722,772          DEFINED                                 722,772
HEARTLAND EXPRESS IN COMMON         422347104     3,042.34     232,773          SOLE                   232,773              --
HUBBELL INC          CLASS B        443510201     7,203.71      85,120          DEFINED                                  85,120
HUBBELL INC          CLASS B        443510201    18,847.10     222,700          SOLE                   190,300           32,400
INFOSYS LIMITED      AMERICAN DEP
                     SHS            456788108    60,682.52   1,434,575          SOLE                 1,182,575          252,000
INTEL CORP           COMMON         458140100    22,849.33   1,108,115          DEFINED                               1,108,115
INTEL CORP           COMMON         458140100    53,996.36   2,618,640          SOLE                 2,246,820          371,820
JACOBS ENGR GROUP    COMMON         469814107     2,907.53      68,300          DEFINED                                  68,300
JACOBS ENGR GROUP    COMMON         469814107    15,088.47     354,439          SOLE                   299,939           54,500
JOHNSON & JOHNSON    COMMON         478160104    62,744.41     895,070          DEFINED                                 895,070
JOHNSON & JOHNSON    COMMON         478160104   147,721.73   2,107,300          SOLE                 1,900,000          207,300
LENNAR CORP          CLASS B        526057302     4,008.38     131,250          DEFINED                                 131,250
LENNAR CORP          CLASS B        526057302     1,531.83      50,158          SOLE                    50,158              --
MARKEL CORP          COMMON         570535104    63,366.00     146,200          DEFINED                                 146,200
MARKEL CORP          COMMON         570535104   187,340.59     432,238          SOLE                   369,041           63,197
MARTIN MARIETTA MATL COMMON         573284106     8,188.41      86,852          DEFINED                                  86,852
MARTIN MARIETTA MATL COMMON         573284106    19,864.80     210,700          SOLE                   181,000           29,700
MDU RES GROUP INC    COMMON         552690109    40,455.83   1,904,700          DEFINED                               1,904,700
MDU RES GROUP INC    COMMON         552690109    76,181.51   3,586,700          SOLE                 3,096,100          490,600
MERCK & CO INC       COMMON         58933Y105    48,083.01   1,174,475          DEFINED                               1,174,475
MERCK & CO INC       COMMON         58933Y105   126,054.26   3,079,000          SOLE                 2,772,100          306,900
MICROSOFT CORP       COMMON         594918104    44,563.82   1,668,432          DEFINED                               1,668,432
MICROSOFT CORP       COMMON         594918104    95,683.23   3,582,300          SOLE                 3,078,500          503,800
NABORS INDS LTD      COMMON         G6359F103    20,319.59   1,406,200          DEFINED                               1,406,200
NABORS INDS LTD      COMMON         G6359F103    48,268.78   3,340,400          SOLE                 2,872,100          468,300
NATL AUSTRALIA BK    SP ADR (1 ORD) 632525408     5,586.55     211,933          SOLE                   211,933              --
PETROLEO BRASILEIRO  ADR(2 ORD
                     SHRS)          71654V408   158,528.21   8,142,178          SOLE                 6,692,878        1,449,300
PFIZER INC           COMMON         717081103    49,114.46   1,958,312          DEFINED                               1,958,312
PFIZER INC           COMMON         717081103   127,503.71   5,083,880          SOLE                 4,586,660          497,220
POSCO                ADR(0.25 ORD
                     SHRS)          693483109   199,181.55   2,424,608          SOLE                 1,992,488          432,120
PROCTER & GAMBLE CO  COMMON         742718109    53,784.63     792,232          DEFINED                                 792,232
PROCTER & GAMBLE CO  COMMON         742718109   124,700.35   1,836,800          SOLE                 1,578,000          258,800
ROCKWELL COLLINS INC COMMON         774341101     3,763.60      64,700          DEFINED                                  64,700


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

                                              FORM 13F INFORMATION TABLE
                                                            SHRS OR    SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS CUSIP     VALUE         PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
--------------       -------------- -----     -----        ----------- --- ---- ---------- -------- ---------- ------ ----------
ROCKWELL COLLINS INC COMMON         774341101    16,712.24     287,300          SOLE                   255,900           31,400
RYANAIR HLDGS        SP ADR (5 ORD) 783513104   254,971.55   7,437,910          SOLE                 6,250,410        1,187,500
SAMSUNG ELECTRS LTD  GDR 144A (0.5
                     ORD)           796050888   438,286.12     616,581          SOLE                   507,673          108,908
SANDERSON FARMS      COMMON         800013104       389.91       8,200          DEFINED                                   8,200
SANDERSON FARMS      COMMON         800013104       210.69       4,431          SOLE                     4,431              --
SIGNET JEWELERS LT   SHS            G81276100    62,957.91   1,178,987          SOLE                   645,917          533,070
SYSCO CORP           COMMON         871829107    33,303.15   1,051,900          DEFINED                               1,051,900
SYSCO CORP           COMMON         871829107    82,860.55   2,617,200          SOLE                 2,244,500          372,700
TELLABS INC          COMMON         879664100     9,283.93   4,071,900          DEFINED                               4,071,900
TELLABS INC          COMMON         879664100    13,482.63   5,913,433          SOLE                 5,191,685          721,748
TIDEWATER INC        COMMON         886423102    28,242.23     632,100          DEFINED                                 632,100
TIDEWATER INC        COMMON         886423102    82,716.08   1,851,300          SOLE                 1,580,134          271,166
UNITED TECHNOLOGIES  COMMON         913017109    10,777.34     131,415          DEFINED                                 131,415
UNITED TECHNOLOGIES  COMMON         913017109    33,894.73     413,300          SOLE                   369,800           43,500
WALGREEN CO          COMMON         931422109    45,016.00   1,216,320          DEFINED                               1,216,320
WALGREEN CO          COMMON         931422109   120,412.04   3,253,500          SOLE                 2,791,400          462,100
WALT DISNEY CO       COMMON         254687106    11,314.78     227,250          DEFINED                                 227,250
WALT DISNEY CO       COMMON         254687106    29,303.90     588,550          SOLE                   504,050           84,500
WASHINGTON FEDERAL   COMMON STOCK   938824109    33,142.80   1,964,600          DEFINED                               1,964,600
WASHINGTON FEDERAL   COMMON STOCK   938824109    89,557.35   5,308,675          SOLE                 4,559,395          749,280
WELLS FARGO & CO     COMMON         949746101    59,675.92   1,745,931          DEFINED                               1,745,931
WELLS FARGO & CO     COMMON         949746101   147,119.61   4,304,260          SOLE                 3,680,260          624,000
                                              ------------ -----------                              ----------        ----------
                                              4,956,554.36 128,282,651                              81,803,752        46,478,899